Stockholders' Equity (Details) - USD ($)		1 Months Ended			3 Months Ended			12 Months Ended
	Mar. 08, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 24, 2024
Stockholders Equity [Line Items]
Preferred stock, shares authorized					25,000,000			25,000,000	25,000,000
Preferred stock, par value (in Dollars per share)					$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock outstanding					0			0	0
Preferred stock issued					0			0	0
Aggregate percentage					33.00%			33.00%
Exercised of warrants		380,771	380,771	380,771			380,771
Warrant purchase price (in Dollars)		$ 45,760	$ 45,760	$ 45,760
Gross proceeds (in Dollars)							$ 43,400,000	$ 61,800,000
Shares sold							5,807,647
Additional gross proceeds (in Dollars)						$ 12,400,000
Capital stock percentage								80.00%
Warrant [Member]
Stockholders Equity [Line Items]
Sale of warrants					11,125,000			11,125,000
Public Warrants [Member]
Stockholders Equity [Line Items]
Warrants outstanding					12,657,596	12,657,596
Exercise price per share (in Dollars per share)					$ 0.01			$ 0.01
Trading days for redemption of warrants					20 days			20 days
Written notice period					30 days			30 days
Consecutive trading days for redemption of warrants					30 days			30 days
Warrant redemption condition minimum share price (in Dollars per share)					$ 18			$ 18
Private Placement Warrants [Member]
Stockholders Equity [Line Items]
Warrants outstanding										2,225,000
Private Placement Warrant [Member]
Stockholders Equity [Line Items]
Warrants outstanding					8,900,000	8,900,000
Subscription Agreements [Member]
Stockholders Equity [Line Items]
Gross proceeds (in Dollars)						$ 6,000,000	$ 49,400,000
Shares sold						1,238,500
Purchase value (in Dollars)						$ 5,116,176
Share purchased						43,500,000
Montana Technologies LLCMember
Stockholders Equity [Line Items]
Converted shares					105,331			105,331
Class A Common Stock [Member]
Stockholders Equity [Line Items]
Common stock authorized					600,000,000			600,000,000	600,000,000
Common stock par value (in Dollars per share)					$ 0.0001			$ 0.0001	$ 0.0001
Common stock issued					56,352,120			55,928,661	32,731,583
Common stock outstanding					56,352,120			55,928,661	32,731,583
Share voting					Each share of Class A common stock has one vote and has similar rights and obligations.			Each share of Class A Common Stock has one vote and has similar rights and obligations.
Warrants outstanding						705,758
Purchase warrants					1			1
Sale of warrants	588,235
Price per share (in Dollars per share)					$ 11.5			$ 11.5
Class A Common Stock [Member] | Warrant [Member]
Stockholders Equity [Line Items]
Purchase warrants					1			1
Class A Common Stock [Member] | Public Warrants [Member]
Stockholders Equity [Line Items]
Exercise price per share (in Dollars per share)					$ 11.5			$ 11.5
Class A Common Stock [Member] | Common Stock [Member]
Stockholders Equity [Line Items]
Shares sold							5,807,647		183,865
Class B Common Stock [Member]
Stockholders Equity [Line Items]
Common stock authorized								0	50,000,000
Common stock par value (in Dollars per share)								$ 0.0001	$ 0.0001
Common stock issued								0	4,759,642
Common stock outstanding								0	4,759,642
Common stock, conversion basis					one-for-one basis
Class B Common Stock [Member] | Common Stock [Member]
Stockholders Equity [Line Items]
Common stock par value (in Dollars per share)					$ 0.0001
Common stock issued					0			0
Common stock outstanding					0			0
Series B Preferred Units [Member]
Stockholders Equity [Line Items]
Preferred units					4,426			4,426
IPO [Member]
Stockholders Equity [Line Items]
Warrants outstanding					14,375,000			14,375,000